Effect of changes and other accounting matters on insurance assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Asia insurance operations
Effect of changes and other accounting matters on insurance
Non-recurring items included in operating profit based on longer-term investment returns	£ 69	£ 54
UK and Europe insurance operations | Shareholder annuity portfolio being sold to Rothesay Life
Effect of changes and other accounting matters on insurance
Insurance contract liabilities			£ 12,000
Profit from additional longevity reinsurance transactions	£ (513)
UK and Europe insurance operations | Shareholder-backed annuity
Effect of changes and other accounting matters on insurance
Credit risk allowance (as a percent)	0.44%	0.43%
Credit risk allowance as percentage of bond spread over swap rates	26.00%	28.00%
Reserves for credit risk allowance	£ 1,100		1,600
Profits from other management actions	63	£ 157
UK and Europe insurance operations | Shareholder-backed annuity | Provision for review of past annuity sales
Effect of changes and other accounting matters on insurance
Gross provision before costs incurred			£ 400
Further amount provided during the period	0
Amount to be recovered from professional indemnity insurers	166
UK and Europe insurance operations | Shareholder-backed annuity | IFRS annuity liabilities covered by longevity reinsurance transactions
Effect of changes and other accounting matters on insurance
Liabilities under additional longevity reinsurance transactions	£ 2,018,000	600
Profit from additional longevity reinsurance transactions		£ 31